Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

(a)	Fair value of financial instruments

2017	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$41,873	$47,912	$—	$47,912	$—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	79,490	79,490	—	—	79,490
Energy contracts not designated as a cash flow hedge	137	137	—	137	—
Commodity contracts for regulated operations	92	92	—	92	—
Transmission congestion rights	7,812	7,812	—	7,812	—
Total derivative instruments	87,531	87,531	—	8,041	79,490
Total financial assets	$129,404	$135,443	$—	$55,953	$79,490
Long-term debt	$3,863,296	$4,093,071	$817,895	$3,275,176	$—
Convertible debentures	1,218	1,277	1,277	—	—
Preferred shares, Series C	18,464	18,973		18,973	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	97	97	—	—	97
Energy contracts not designated as a cash flow hedge	39	39	—	39	—
Cross-currency swap designated as a net investment hedge	72,023	72,023	—	72,023	—
Interest rate swap designated as a hedge	10,613	10,613	—	10,613	—
Currency forward contract not designated as a hedge	432	432	—	432	—
Commodity contracts for regulated operations	3,286	3,286	—	3,286	—
Total derivative instruments	86,490	86,490	—	86,393	97
Total financial liabilities	$3,969,468	$4,199,811	$819,172	$3,380,542	$97
(1) Balance of $553 associated with certain weather derivatives have been excluded, as they are accounted for based on intrinsic value rather than fair value.

25.	Financial instruments (continued)
(a)Fair value of financial instruments (continued)

2016	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$38,183	$47,933	$—	$47,933	$—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	84,554	84,554	—	—	84,554
Interest rate swap designated as a hedge	48,093	48,093	—	48,093	—
Currency forward contract not designated as a hedge	17,864	17,864	—	17,864	—
Commodity contracts for regulatory operations	359	359	—	359	—
Total derivative instruments	150,870	150,870	—	66,316	84,554
Total financial assets	$189,053	$198,803	$—	$114,249	$84,554
Long-term debt	$3,913,415	$3,999,266	$517,637	$3,481,629	$—
Convertible debentures	358,619	455,975	455,975	—	—
Preferred shares, Series C	18,460	18,613	—	18,613	—
Derivative instruments:
Cross-currency swap designated as a net investment hedge	95,404	95,404	—	95,404	—
Interest rate swaps designated as a hedge	13,385	13,385	—	13,385	—
Commodity contracts for regulated operations	36	36	—	36	—
Total derivative instruments	108,825	108,825	—	108,825	—
Total financial liabilities	$4,399,319	$4,582,679	$973,612	$3,609,067	$—

Summary of Commodity Volumes Associated with Derivative Contracts
The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2017
Financial contracts: Swaps	2,518,812
Options	518,866
Forward contracts	12,420,000
15,457,678

Impact of Change in Fair Value of Natural Gas Derivative Contracts
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the consolidated balance sheets:

		2017		2016
Regulatory assets:
Swap contracts	U.S.	$—	U.S.	$—
Option contracts	U.S.	$—	U.S.	$27
Forward contracts	U.S.	$6,319	U.S.	$—
Regulatory liabilities:
Swap contracts	U.S.	$287	U.S.	$175
Option contracts	U.S.	$138	U.S.	$92
Forward contracts	U.S.	$20,909	U.S.	$—

Long-Term Energy Derivative Contracts
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)		Pay floating price (per MW-hr)
688,147	December 2023	U.S. $	40.40	PJM Western HUB
2,926,922	December 2023	U.S. $	29.26	NI HUB
3,330,876	December 2027	U.S. $	36.46	ERCOT North HUB

Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2017	2016

Effective portion of cash flow hedge, gain	$8,714	$34,355
Amortization of cash flow hedge	(30)	(47)
Gain reclassified from AOCI	(6,775)	(7,554)
OCI attributable to shareholders of APUC	$1,909	$26,754

Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2017	2016
Change in unrealized loss (gain) on derivative financial instruments:
Energy derivative contracts	$(52)	$(426)
Currency forward contract	432	(19,810)
Commodity contracts	(3,916)	—
Total change in unrealized gain on derivative financial instruments	$(3,536)	$(20,236)
Realized loss (gain) on derivative financial instruments:
Interest rate swaps	(193)	—
Energy derivative contracts	730	951
Currency forward contract	16,413	(1,371)
Total realized loss (gain) on derivative financial instruments	$16,950	$(420)
Loss (gain) on derivative financial instruments not accounted for as hedges	13,414	(20,656)
Ineffective portion of derivative financial instruments accounted for as hedges	805	1,518
	$14,219	$(19,138)
Amounts recognized in the consolidated statements of operations consist of:
Gain on derivative financial instruments	(2,626)	(15,849)
Loss (gain) on foreign exchange	16,845	(3,289)
	$14,219	$(19,138)

Maximum Credit Risk Exposure for Financial Instruments
As of December 31, 2017, the Company’s maximum exposure to credit risk for these financial instruments was as follows:

	December 31, 2017
	Canadian $	US $
Cash and cash equivalents and restricted cash	$26,259	$38,491
Accounts receivable	14,468	238,637
Allowance for doubtful accounts	—	(5,555)
Notes receivable	37,710	3,318
	$78,437	$274,891

Liabilities Maturity Profile
The Company’s liabilities mature as follows:

	Due less than 1 year		Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$279,724		$570,132	$644,969	$2,331,327	$3,826,152
Convertible Debentures	—	—	—	—	1,218	1,218
Advances in aid of construction	1,502		—	—	77,134	78,636
Interest on long-term debt	172,659		307,463	250,824	1,275,184	2,006,130
Purchase obligations	501,867		—	—	—	501,867
Environmental obligation	7,765		18,858	5,373	39,877	71,873
Derivative financial instruments:
Cross-currency swap	4,386		8,077	64,726	(5,166)	72,023
Interest rate swaps	10,613		—	—	—	10,613
Currency forward	432		—	—	—	432
Energy derivative and commodity contracts	2,290		1,035	—	97	3,422
Other obligations	44,969		—	—	110,267	155,236
Total obligations	$1,026,207		$905,565	$965,892	$3,829,938	$6,727,602